16 Property, plant and equipment (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ 314,393	R$ 267,612	R$ 255,050
Additions	42,407	78,159	50,645
Transfers	(57,457)	2,830	1,458
Write-offs and disposals	(277)	(593)	(108)
Depreciation	(30,815)	(33,615)	(39,433)
Property, plant, and equipment, ending	268,251	314,393	267,612
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	92,962	92,979	92,507
Transfers	1,251	(17)	472
Property, plant, and equipment, ending	94,213	92,962	92,979
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	41,705	40,125	42,360
Additions	5,430	3,497	73
Transfers	(713)	15	0
Write-offs and disposals			0
Depreciation	(1,075)	(1,932)	(2,308)
Property, plant, and equipment, ending	45,347	41,705	40,125
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	152,273	116,086	103,803
Additions	26,055	63,216	46,473
Transfers	(49,188)	3,149	986
Write-offs and disposals	(174)	(429)	(81)
Depreciation	(27,950)	(29,749)	(35,095)
Property, plant, and equipment, ending	101,016	152,273	116,086
Transportation equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	1,984	3,473	3,680
Additions	298	308	589
Transfers	1,351	(1,117)
Write-offs and disposals		(2)
Depreciation	(664)	(678)	(796)
Property, plant, and equipment, ending	2,969	1,984	3,473
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	18,219	13,578	11,816
Additions	4,087	5,266	2,972
Transfers	(3,712)	734
Write-offs and disposals	(103)	(162)	(27)
Depreciation	(1,072)	(1,197)	(1,183)
Property, plant, and equipment, ending	17,419	18,219	13,578
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	7,250	1,371	884
Additions	6,537	5,872	538
Transfers	(6,446)	66
Depreciation	(54)	(59)	(51)
Property, plant, and equipment, ending	R$ 7,287	R$ 7,250	R$ 1,371